Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of the Stock Option and RSU Award Activities
The following table summarizes the stock option and RSU award activities under the Company's share-based compensation plans for the years ended December 31, 2018 and 2017:

	Shares Subject to Options Outstanding					Outstanding RSUs
	Number of Options (1)	Weighted Average Exercise Price $	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (2) $	Weighted Average Grant Date Fair Value $	Outstanding RSUs	Weighted Average Grant Date Fair Value $
December 31, 2016	9,899,393	9.74	6.78	328,003	—	2,360,817	29.97
Stock options granted	1,061,478	74.80	—	—	37.51	—	—
Stock options exercised	(3,322,993)	4.45	—	—	—	—	—
Stock options forfeited	(284,332)	31.65	—	—	—	—	—
RSUs granted	—	—	—	—	—	1,172,707	81.89
RSUs settled	—	—	—	—	—	(824,215)	28.85
RSUs forfeited	—	—	—	—	—	(210,631)	40.21
December 31, 2017	7,353,546	20.67	6.81	590,700	—	2,498,678	53.84
Stock options granted	486,434	138.12	—	—	69.81	—
Stock options exercised	(2,179,999)	13.99	—	—	—	—
Stock options forfeited	(183,191)	44.58	—	—	—	—
RSUs granted	—	—	—	—	—	1,127,094	139.58
RSUs settled	—	—	—	—	—	(935,002)	51.72
RSUs forfeited	—	—	—	—	—	(217,105)	68.70
December 31, 2018	5,476,790	32.96	6.23	577,731	—	2,473,665	92.40

Stock options exercisable as of December 31, 2018	3,517,755	12.19	5.22	444,159
(1) As at December 31, 2018, 2,790,681 of the outstanding stock options were granted under the Company's Legacy Option Plan and are exercisable for Class B multiple voting shares, and 2,686,109 of the outstanding stock options were granted under the Company's Stock Option Plan and are exercisable for Class A subordinate voting shares.
(2) The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option awards and the closing market price of the Company's Class A subordinate voting shares as of December 31, 2018 and December 31, 2017.

Schedule of Assumptions Used to Estimate the Fair Value of Stock Options
The assumptions used to estimate the fair value of stock options granted to employees are as follows:

	Years ended
	December 31, 2018	December 31, 2017
Expected volatility	54.2%	56.0%
Risk-free interest rate	2.72%	1.85%
Dividend yield	Nil	Nil
Average expected life	5.31	5.15

Schedule of Classification of Stock-based Compensation
The following table illustrates the classification of stock-based compensation in the Consolidated Statements of Operations and Comprehensive Loss, which includes both stock-based compensation and restricted share-based compensation expense:

	Years ended
	December 31, 2018	December 31, 2017
	$	$
Cost of revenues	2,232	1,102
Sales and marketing	21,928	8,986
Research and development	55,164	31,338
General and administrative	16,396	7,737
	95,720	49,163